Lease Obligations	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Lease Obligations
12.	Lease Obligations
Effective November 1, 2014, the Company entered into a
sub-lease
with Genesys Venture Inc. (“GVI”), a related party as described in note 17(b), to lease office space at a rate of $170 per annum for three years ending October 31, 2017, with an
18-month
renewal period available. The lease was amended on May 1, 2016 and increased the leased area covered under the lease agreement at a rate of $212 per annum until October 31, 2019 with an
18-month
renewal period available. The leased area covered under the lease was again increased, effective November 1, 2018 at a rate of $306 per annum until the end of the term of the lease. Effective November 1, 2019, the Company modified and extended its sub-lease
with GVI to lease a reduced amount of office space at a rate of $238 per annum for three years ending October 31, 2022 with a
28-month
renewal period available. The discount rate used by the Company in calculating the lease obligation relating to the ROU asset is five percent.
In connection with the acquisition of Marley Drug, the Company acquired a lease obligation and corresponding right of use asset. The lease is for Marley Drug’s 3,280 square foot retail space. The original lease was signed in May of 2006 for a period of ten years with two, five-year extension periods. An addendum to the lease allowed for the first extension which was used starting April 1, 2017 with the second five-year extension available for an additional five years to April 2027. The current rate in the lease is $87 per annum. The discount rate used by the Company in calculating the lease obligation relating to the ROU asset is three percent.

	Incremental borrowing rate %	Maturity	2021	2020
Current	3.00 -5.00	2022	$380	$367
Non-Current	3.00 -5.00	2023 -2027	789	1,080

Lease Liability			$1,169	$1,447

During the year ended December 31, 2021, the Company paid a total of $316 (2020 - $244) in lease payments, resulting from the lease obligations indicated above.